Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019		Jun. 30, 2018
Vessels
Balance, at the beginning of the period	$ 2,509,283	[1]	$ 2,563,122
Additions	2,570		28,485
Return of capital expenditures	(4,021)
Depreciation expense	(43,734)		(43,325)
Balance, at the end of the period	2,464,098		$ 2,548,282
Amount reimbursed	4,021
Amount to be reimbursed	3,835
Cost
Vessels
Balance, at the beginning of the period	2,859,265
Additions	2,570
Return of capital expenditures	(4,021)
Fully amortized dry-docking component	(2,500)
Balance, at the end of the period	2,855,314
Accumulated depreciation
Vessels
Balance, at the beginning of the period	(349,982)
Depreciation expense	(43,734)
Fully amortized dry-docking component	2,500
Balance, at the end of the period	$ (391,216)

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog Ltd. (“GasLog”) (Note 1).